BUSINESS COMBINATION - Acquisition of Lake Share Gold, Convertible Debentures (Details) $ in Thousands			1 Months Ended	12 Months Ended
	May 16, 2016 USD ($) shares	Apr. 01, 2016 days CAD / shares	May 13, 2016 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate percentage					2.95%
Loss on debenture conversion				$ 0	$ 32,304
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Interest rate percentage		6.25%
Redemption price percentage		100.00%
Conversion rate		0.1047856
Debentures redeemed percentage of volume weighted average trading price		95.00%
Debentures redeemed trading days | days		20
Conversion price (in cad per share) | CAD / shares		CAD 9.5433
Conversion rate (per $1,000 principal amount)		104.7856
Shares issued on conversion and redemption of convertible debentures (in shares) | shares	122,264		10,611,411
Loss on debenture conversion	$ 32,304